Corporate debt	9 Months Ended
Sep. 30, 2024
Corporate debt [Abstract]
Corporate debt
Note 15. - Corporate debt
The breakdown of corporate debt as of September 30, 2024, and December 31, 2023, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	1,002,727	1,050,816
Current	201,889	34,022
Total Corporate Debt	1,204,616	1,084,838

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10.0 million ($11.1 million), which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or SOFR plus 2%, depending on the currency, with a floor of 0% on the EURIBOR and SOFR. On August 7, 2023, the available amount under the 2017 Credit Facility was increased to €15.0 million ($16.7 million). On August 28, 2024, the maturity was extended to July 1, 2026. As of September 30, 2024, $8.8 million has been drawn down ($9.9 million were drawn down as of December 31, 2023).

On May 10, 2018, the Company entered into the Revolving Credit Facility for $215 million with a syndicate of banks. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, Term SOFR, plus a Term SOFR Adjustment equal to 0.10% per annum, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) Term SOFR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. Since then, the amount of the Revolving Credit Facility increased to $450 million. On May 30, 2023, the maturity was extended to December 31, 2025. On September 30, 2024, $115 million were drawn down ($55 million as of December 31, 2023). On September 30, 2024, the Company issued letters of credit for $34 million ($17 million were issued as of December 31, 2023) and therefore, $301 million of the Revolving Credit Facility were available ($378 million as of December 31, 2023).
On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and was extended for annual periods until October 2023. The program allowed Atlantica to issue notes over the next twelve months for up to €50 million ($56 million), with such notes having a tenor of up to two years. On November 21, 2023, the Company filed a new program that allows Atlantica to issue notes for up to €100 million, with such notes having a tenor of up to two years and the program maturity has been extended twelve months. As of September 30, 2024, the Company had €69.7 million ($77.6 million) issued and outstanding under the program at an average cost of 4.82% (€24.0 million, or $25.7 million, as of December 31, 2023).

On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million ($323 million). The private placement accrues interest at an annual 1.96% interest rate, payable quarterly and has a June 2026 maturity.
On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of $156 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, interest accrues at a rate per annum equal to the sum of the 3-month EURIBOR plus a margin of 5.25% with a floor of 0% for the EURIBOR, payable quarterly and has a maturity of seven years from the closing date. The Company initially entered into a cap at 0% for the EURIBOR with 3.5 years maturity and in December 2023, into a cap at 4% to hedge the variable interest rate risk with maturity on December 31, 2024.
On July 17, 2020, ASI Jersey Ltd, a subsidiary of the Company issued the Green Exchangeable Notes for $100 million in aggregate principal amount of 4.00% convertible bonds due in 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025, and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into Atlantica ordinary shares, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.
As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these Consolidated Condensed Interim Financial Statements (Note 10). It was initially valued at the transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these Consolidated Condensed Interim Financial Statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, Financial Instruments.
On May 18, 2021, the Company issued the Green Senior Notes due in 2028 in an aggregate principal amount of $400 million. The notes mature on May 15, 2028, and bear interest at a rate of 4.125% per annum payable on June 15 and December 15 of each year, commencing December 15, 2021.

Since 2020, the Company entered into loans with different banks as follows:

-	a €5 million ($5.6 million) loan on December 4, 2020, which accrues interest at a rate per year equal to 2.50%. The maturity date is December 4, 2025.
-	a €5 million ($5.6 million) loan on January 31, 2022, which accrues interest at a rate per year equal to 1.90%. The maturity date is January 31, 2026.
-	a €7 million ($7.8 million) loan on February 24, 2023, which accrues interest at a rate per year equal to 4.21%. The maturity date is February 24, 2028.

The repayment schedule for the corporate debt as of September 30, 2024, is as follows:

	Remainder of 2024	Between January and September 2025	Between October and December 2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	14	-	-	8,748	-	-	8,762
Revolving Credit Facility	797	-	114,718	-	-	-	115,515
Commercial Paper	45,551	32,076	-	-	-	-	77,627
2020 Green Private Placement	176	-	-	321,896	-	-	322,072
Note Issuance Facility 2020	-	-	-	-	154,068	-	154,068
Green Exchangeable Notes	-	113,346	-	-	-	-	113,346
Green Senior Notes	5,088	-	-	-	-	396,643	401,731
Other bank loans	1,868	2,973	1,842	2,308	1,657	847	11,495
Total	53,494	148,395	116,560	332,952	155,725	397,490	1,204,616

The repayment schedule for the corporate debt as of December 31, 2023, was as follows:

	2024	2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
Note Issuance Facility 2020	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Notes	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838

The corporate debt agreements of the Company contain customary change of control provisions (as such term is defined in each of those agreements) or similar provisions, which may be triggered by the consummation of the Transaction Agreement (Note 1). Under the Revolving Credit Facility, a change of control, including the consummation of the Transaction Agreement, without required lenders’ consent would trigger an event of default. In the other corporate debt agreements or securities, a change of control, including the consummation of the Transaction Agreement, without the consent of the relevant required holders would trigger the obligation to make an offer to purchase the respective notes at (i) 100% of the principal amount in the case of the 2020 Green Private Placement and Green Exchangeable Notes and at (ii) 101% of the principal amount in the case of the Note Issuance Facility 2020 and the Green Senior Notes. In the case of the Green Senior Notes, such prepayment obligation would be triggered only if there is a credit rating downgrade by any of the agencies then rating the relevant notes.

Subject to the conditions set forth therein, under the Transaction Agreement, Atlantica has agreed to use commercially reasonable efforts in obtaining customary payoff letters, lien terminations and instruments of discharge necessary, or provide redemption notices, as the case may be, to be delivered at the closing of the transaction to allow for the payoff, discharge or termination in full as of the closing of the transaction of certain payoff indebtedness, including the Revolving Credit Facility, the 2020 Green Private Placement and the Note Issuance Facility 2020. The Company does not intend to prepay the Green Senior Notes at the closing of the transaction.